Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Discretionary Portfolio
September 30, 2024
VCI-NPRT3-1124
1.807732.120
Common Stocks - 100.0%
	Shares	Value ($)
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (a)	1,070	2,195,597
CANADA - 2.0%
Consumer Discretionary - 2.0%
Automobile Components - 0.4%
Magna International Inc (United States) (b)	28,290	1,161,021
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc	28,700	2,070,933
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	40,800	1,533,413
TOTAL CANADA		4,765,367
FRANCE - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	1,129	865,803
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	11,534	578,430
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
JD Sports Fashion PLC	534,600	1,101,047
UNITED STATES - 96.0%
Consumer Discretionary - 94.0%
Automobile Components - 2.1%
Aptiv PLC (a)	69,040	4,971,570
Automobiles - 13.0%
General Motors Co	71,270	3,195,746
Tesla Inc (a)	103,974	27,202,718
		30,398,464
Broadline Retail - 24.8%
Amazon.com Inc (a)	294,937	54,955,612
Etsy Inc (a)	20,000	1,110,600
Ollie's Bargain Outlet Holdings Inc (a)	17,130	1,665,036
		57,731,248
Hotels, Restaurants & Leisure - 18.0%
Aramark	30,585	1,184,557
Booking Holdings Inc	1,150	4,843,938
Brinker International Inc (a)	10,565	808,539
Caesars Entertainment Inc (a)	35,579	1,485,067
Chipotle Mexican Grill Inc	66,050	3,805,801
Churchill Downs Inc	12,958	1,752,051
Domino's Pizza Inc	8,931	3,841,580
Hilton Worldwide Holdings Inc	29,460	6,790,531
Marriott International Inc/MD Class A1	15,924	3,958,706
McDonald's Corp	18,863	5,743,973
Penn Entertainment Inc (a)	37,062	698,989
Red Rock Resorts Inc Class A	40,610	2,210,808
Royal Caribbean Cruises Ltd	13,160	2,334,058
Starbucks Corp	25,710	2,506,468
		41,965,066
Household Durables - 5.4%
KB Home	18,600	1,593,834
PulteGroup Inc	23,880	3,427,496
Tempur Sealy International Inc	83,043	4,534,148
TopBuild Corp (a)	7,300	2,969,713
		12,525,191
Specialty Retail - 23.2%
Academy Sports & Outdoors Inc	47,790	2,789,024
Advance Auto Parts Inc	8,500	331,415
Burlington Stores Inc (a)	4,959	1,306,597
Dick's Sporting Goods Inc	25,563	5,334,998
Five Below Inc (a)	10,400	918,840
Floor & Decor Holdings Inc Class A (a)	27,811	3,453,292
Group 1 Automotive Inc	4,800	1,838,592
Home Depot Inc/The	28,791	11,666,113
Lowe's Cos Inc	41,748	11,307,446
O'Reilly Automotive Inc (a)	1,660	1,911,656
Sally Beauty Holdings Inc (a)	75,273	1,021,455
TJX Cos Inc/The	71,098	8,356,859
Wayfair Inc Class A (a)	9,866	554,272
Williams-Sonoma Inc	22,580	3,498,094
		54,288,653
Textiles, Apparel & Luxury Goods - 7.5%
Capri Holdings Ltd (a)	36,300	1,540,572
Deckers Outdoor Corp	19,974	3,184,854
Lululemon Athletica Inc (a)	5,941	1,612,090
NIKE Inc Class B	58,746	5,193,147
PVH Corp	20,595	2,076,594
Skechers USA Inc Class A (a)	10,070	673,884
Tapestry Inc	49,349	2,318,416
VF Corp	46,430	926,279
		17,525,836
TOTAL CONSUMER DISCRETIONARY		219,406,028

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.8%
Dollar Tree Inc (a)	9,579	673,595
Performance Food Group Co (a)	14,971	1,173,278
		1,846,873
Food Products - 0.2%
Lamb Weston Holdings Inc	9,000	582,660
TOTAL CONSUMER STAPLES		2,429,533

Industrials - 1.0%
Building Products - 0.8%
AZEK Co Inc/The Class A (a)	40,018	1,872,842
Commercial Services & Supplies - 0.2%
Vestis Corp	35,522	529,278
TOTAL INDUSTRIALS		2,402,120

TOTAL UNITED STATES		224,237,681
TOTAL COMMON STOCKS (Cost $111,521,762)		233,743,925

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.89	101,441	101,462
Fidelity Securities Lending Cash Central Fund (c)(d)	4.89	459,493	459,539
TOTAL MONEY MARKET FUNDS (Cost $561,001)			561,001

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $112,082,763)	234,304,926
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(540,834)
NET ASSETS - 100.0%	233,764,092

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	902,099	23,932,028	24,732,729	18,229	64	-	101,462	0.0%
Fidelity Securities Lending Cash Central Fund	6,032,714	66,705,919	72,279,094	3,702	-	-	459,539	0.0%
Total	6,934,813	90,637,947	97,011,823	21,931	64	-	561,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.